Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Toro Corp [Member]
Discontinued operations [Abstract]
Discontinued Operations
The components of the income from discontinued operations for the year ended December 31, 2022 and for the period January 1, 2023 through March 7, 2023 in the consolidated statements of comprehensive income consisted of the following:
	Year Ended December 31,	January 1 through March 7,
	2022	2023
REVENUES:
Time charter revenues	$13,656,029	$914,000
Voyage charter revenues	51,805,097	7,930
Pool revenues	46,424,742	22,447,344
Total vessel revenues	111,885,868	23,369,274

EXPENSES:
Voyage expenses (including $1,437,276 and $294,831 to related party for the year ended December 31, 2022 and for the period January 1, 2023 through March 7, 2023)	(29,319,414)	(374,396)
Vessel operating expenses	(21,708,290)	(3,769,132)
Management fees to related parties	(2,833,500)	(507,000)
Depreciation and amortization	(7,294,476)	(1,493,759)
(Provision) / Recovery of provision for doubtful accounts	(266,732)	266,732
Gain on sale of vessel	3,222,631	—
Total expenses	(58,199,781)	(5,877,555)

Operating income	53,686,087	17,491,719

OTHER INCOME/(EXPENSES):
Interest and finance costs	(902,572)	(220,061)
Interest income	202,612	253,165
Foreign exchange losses	(6,181)	(11,554)
Total other (expenses)/income, net	(706,141)	21,550

Net income and comprehensive income from discontinued operations, before taxes	$52,979,946	$17,513,269
Income taxes	(960,181)	(173,937)
Net income and comprehensive income from discontinued operations, net of taxes	$52,019,765	$17,339,332